Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Interest on loans	$ 6,038,000	$ 5,458,000
Interest and dividends on short-term investments and investment securities	252,000	378,000
Total Interest Income	6,290,000	5,836,000
Interest Expense
Interest on deposits	1,640,000	1,601,000
Interest on Federal Home Loan Bank advances	42,000	119,000
Total Interest Expense	1,682,000	1,720,000
Net Interest Income	4,608,000	4,116,000
Provision for Loan Losses	240,000	162,000
Net Interest Income after Provision for Loan Losses	4,368,000	3,954,000
Non-Interest Income
Mortgage banking and title abstract fees	471,000	341,000
Other fees and services charges	101,000	55,000
Net gain on the sales of loans	832,000	680,000
Gain on sale of SBA loan	0	32,000
Gain on the sales of investment securities	88,000	331,000
Gain (loss) on sale of other real estate owned	(23,000)	7,000
Other	28,000	64,000
Total Non-Interest Income, net	1,497,000	1,510,000
Non-Interest Expense
Salaries and employee benefits	2,912,000	2,278,000
Directors' fees and expenses	222,000	223,000
Occupancy and equipment	485,000	347,000
Professional fees	524,000	444,000
FDIC deposit insurance assessment	97,000	126,000
Other real estate owned expenses	46,000	91,000
Advertising	80,000	67,000
Other	380,000	315,000
Total Non-Interest Expense	4,746,000	3,891,000
Income before Income Taxes	1,119,000	1,573,000
Income Taxes	417,000	592,000
Net Income	$ 702,000	$ 981,000
Earnings per share - basic (in dollars per share)	$ 0.79	$ 1.10
Average shares outstanding - basic (in shares)	889,190	888,008
Earnings per share - diluted (in dollars per share)	$ 0.76	$ 1.10
Average shares outstanding - diluted (in shares)	927,270	892,834